25 East Erie Street

Chicago, Illinois 60611

1-877-779-0079

DRIEHAUS ACTIVE INCOME FUND *LCMAX

DRIEHAUS EVENT DRIVEN FUND * DEVDX

DRIEHAUS MULTI-ASSET GROWTH ECONOMIES FUND *DMAGX

(the “Funds”)

SUPPLEMENT DATED DECEMBER 31, 2019

TO THE PROSPECTUS FOR THE FUNDS DATED APRIL 30, 2019 (the “Prospectus”)

On November 14, 2019, the Board of Trustees of the Funds (“the Board”) approved a change to the Distributor and Principal Underwriter of the Funds from Driehaus Securities LLC to Foreside Financial Services, LLC effective as of January 1, 2020.

Accordingly, all references in the Prospectus to Driehaus Securities LLC or “DS LLC” as the Funds’ current Distributor and Principal Underwriter are hereby replaced with Foreside Financial Services, LLC.

Under the heading “Opening an Account” on page 49, references to DS LLC shall be replaced with the Adviser, Driehaus Capital Management LLC. Minimum investment amounts for the Funds may be waived at the discretion of the Adviser.

Under the heading “Financial Intermediaries and Shareholder Servicing” on page 51 and 52, with respect to the description of reimbursements made pursuant to Shareholder Services Plans, references to reimbursements made by certain Funds to DS LLC should be replaced with the Adviser, Driehaus Capital Management LLC.

Also under the heading “Financial Intermediaries and Shareholder Servicing” on page 52, references to DS LLC paying Intermediaries should be deleted and replaced with a reference to the Adviser, Driehaus Capital Management LLC. References to reimbursements made to DS LLC by the Adviser should be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-877-779-0079.

25 East Erie Street

Chicago, Illinois 60611

1-877-779-0079

DRIEHAUS ACTIVE INCOME FUND *LCMAX

DRIEHAUS EVENT DRIVEN FUND * DEVDX

DRIEHAUS MULTI-ASSET GROWTH ECONOMIES FUND *DMAGX

(the “Funds”)

SUPPLEMENT DATED DECEMBER 31, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS DATED APRIL 30, 2019 (the “SAI”)

On November 14, 2019, the Board of Trustees of the Funds (“the Board”) approved a change to the Distributor and Principal Underwriter of the Funds from Driehaus Securities LLC to Foreside Financial Services, LLC effective as of January 1, 2020.

Accordingly, all references in the SAI to Driehaus Securities LLC or “DS LLC” as the Funds’ current Distributor and Principal Underwriter are hereby replaced with Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

References to “DS LLC” or the “Distributor” on page 33 under the heading “DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS” should be removed.

Under the heading “TRUSTEES AND OFFICERS” beginning on page 36, the reference to the Distributor in the footnote regarding Mr. Kneeley on page 37 should be removed. On page 38, all references to the Distributor in the information with respect to the officers of the Trust should be removed.

On page 45 with reference to the adoption of a Code of Ethics, the reference to the Distributor should be removed.

On page 49, under the heading “DISTRIBUTOR,” the statement that the Distributor is an affiliate of the Adviser should be deleted. Foreside Financial Services LLC is not affiliated with the Adviser nor the Trust. Additionally, the second paragraph should be deleted and replaced as follows:

As principal underwriter to the Trust, Foreside Financial Services, LLC and/or the Adviser enter into arrangements with selected dealers or other third parties for the sale and redemption of Fund shares. The Adviser makes payments to such entities for distribution related activities and the Adviser and/or applicable Fund make payment to such entities for shareholder and administrative services to customers who purchase Fund shares, including sub-accounting and sub-transfer agency services.

On page 50 under the heading “OTHER SHAREHOLDER SERVICES” the reference to DS LLC should be replaced with “the Adviser.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-877-779-0079.